Stockholders' Equity (Deficit) - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Shares Reserved for Issuance Under the ESPP
Class Of Stock [Line Items]
Common stock reserved for future issuance	486,855	326,178
Warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance	66,514	67,238
Stock Options
Class Of Stock [Line Items]
Common stock reserved for future issuance	4,334,935	3,476,847
Shares Reserved for Future Award Grants
Class Of Stock [Line Items]
Common stock reserved for future issuance	543,284	451,063